UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07619

Nuveen Investment Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: June 30

Date of reporting period: March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen NWQ Multi-Cap Value Fund

Portfolio of Investments March 31, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 97.6%

	COMMON STOCKS – 97.6%

	Automobiles – 4.6%

135,600	Ford Motor Company	$2,115,360

158,400	General Motors Company	5,452,128
	Total Automobiles	7,567,488

	Capital Markets – 2.3%

147,600	FBR Capital Markets Corporation, (2)	3,812,508

	Commercial Banks – 6.9%

127,200	Citigroup Inc.	6,054,720

60,000	JP Morgan Chase & Co.	3,642,600

54,250	Privatebancorp, Inc.	1,655,168
	Total Commerical Banks	11,352,488

	Containers & Packaging – 1.0%

34,300	Avery Dennison Corporation	1,737,981

	Diversified Telecommunication Services – 1.6%

81,100	CenturyLink Inc.	2,663,324

	Energy Equipment & Services – 1.4%

294,800	McDermott International Inc., (2)	2,305,336

	Food Products – 1.6%

316,000	Orkla ASA	2,701,800

	Hotels, Restaurants & Leisure – 2.9%

148,500	Norwegian Cruise Line Holdings Limited, (2)	4,792,095

	Household Durables – 0.6%

9,300	Harman International Industries Inc.	989,520

	Independent Power Producers & Energy Traders – 1.3%

67,500	NRG Energy Inc.	2,146,500

	Insurance – 18.4%

129,700	American International Group, Inc.	6,486,295

52,900	AON PLC	4,458,412

180,400	Hartford Financial Services Group, Inc.	6,362,708

64,400	Loews Corporation	2,836,820

63,987	Reinsurance Group of America Inc.	5,095,285

144,300	Unum Group	5,095,233
	Total Insurance	30,334,753

Nuveen Investments	1

Nuveen NWQ Multi-Cap Value Fund (continued)

Portfolio of Investments March 31, 2014 (Unaudited)

Shares	Description (1)	Value

	IT Services – 1.9%

91,300	VeriFone Holdings Inc., (2)	$3,087,766

	Life Sciences Tools & Services – 2.0%

26,000	Bio-Rad Laboratories Inc., (2)	3,331,120

	Machinery – 3.1%

44,200	Ingersoll Rand Company Limited, Class A	2,530,008

39,600	PACCAR Inc.	2,670,624
	Total Machinery	5,200,632

	Media – 4.4%

220,000	Interpublic Group Companies, Inc.	3,770,800

40,697	Viacom Inc., Class B	3,458,838
	Total Media	7,229,638

	Metals & Mining – 2.1%

105,099	AngloGold Ashanti Limited, Sponsored ADR, (2)	1,795,091

94,700	Barrick Gold Corporation	1,688,501
	Total Metals & Mining	3,483,592

	Mortgage REIT – 2.6%

110,700	PennyMac Mortgage Investment Trust	2,645,730

79,500	Redwood Trust Inc.	1,612,260
	Total Mortgage REIT	4,257,990

	Multiline Retail – 1.3%

36,400	Target Corporation	2,202,564

	Oil, Gas & Consumable Fuels – 12.7%

60,200	Apache Corporation	4,993,590

98,200	Canadian Natural Resources Limited	3,767,934

142,300	Denbury Resources Inc.	2,333,720

27,500	Occidental Petroleum Corporation	2,620,475

535,100	Talisman Energy Inc.	5,340,298

36,900	Tesoro Corporation	1,866,771
	Total Oil, Gas & Consumable Fuels	20,922,788

	Personal Products – 1.0%

113,400	Avon Products, Inc.	1,660,176

	Pharmaceuticals – 9.4%

147,000	Pfizer Inc.	4,721,640

98,400	Sanofi-Aventis	5,144,352

108,900	Teva Pharmaceutical Industries Limited, Sponsored ADR	5,754,276
	Total Pharmaceuticals	15,620,268

	Semiconductors & Equipment – 4.3%

144,450	LSI Logic Corporation	1,599,062

2	Nuveen Investments

Shares	Description (1)			Value

	Semiconductors & Equipment (continued)

53,700	MKS Instruments Inc.			$1,605,093

195,600	Teradyne Inc., (2)			3,890,484
	Total Semiconductors & Equipment			7,094,639

	Software – 8.8%

146,177	CA Inc.			4,527,102

134,250	Microsoft Corporation			5,502,908

110,000	Oracle Corporation			4,500,100
	Total Software			14,530,110

	Specialty Retail – 1.4%

142,500	Express Inc., (2)			2,262,900
	Total Long-Term Investments (cost $120,787,127)			161,287,976

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 2.9%

$4,775	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/14, repurchase price $4,774,590, collateralized by $5,240,000 U.S. Treasury Notes, 1.625%, due 11/15/22, value $4,873,200	0.000%	4/01/14	$4,774,590
	Total Short-Term Investments (cost $4,774,590)			4,774,590
	Total Investments (cost $125,561,717) – 100.5%			166,062,566
	Other Assets Less Liabilities – (0.5)%			(777,632)
	Net Assets – 100%			$165,284,934

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$161,287,976	$—	$—	$161,287,976
Short-Term Investments:
Repurchase Agreements	—	4,774,590	—	4,774,590
Total	$161,287,976	$4,774,590	$—	$166,062,566

Nuveen Investments	3

Nuveen NWQ Multi-Cap Value Fund (continued)

Portfolio of Investments March 31, 2014 (Unaudited)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2014, the cost of investments was $130,521,595.

Gross unrealized appreciation and gross unrealized depreciation of investments as of March 31, 2014, were as follows:

Gross unrealized:
Appreciation	$45,292,851
Depreciation	(9,751,880)
Net unrealized appreciation (depreciation) of investments	$35,540,971

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt.

REIT	Real Estate Investment Trust.

4	Nuveen Investments

Nuveen NWQ Large-Cap Value Fund

Portfolio of Investments March 31, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 96.8%

	COMMON STOCKS – 96.8%

	Aerospace & Defense – 1.6%

271,330	Raytheon Company	$26,804,691

	Automobiles – 4.8%

1,586,000	Ford Motor Company	24,741,600

1,602,300	General Motors Company	55,151,166
	Total Automobiles	79,892,766

	Capital Markets – 1.7%

170,500	Goldman Sachs Group, Inc.	27,936,425

	Chemicals – 1.1%

196,510	Agrium Inc.	19,163,655

	Commerical Banks – 9.0%

1,310,420	Citigroup Inc.	62,375,992

710,220	JP Morgan Chase & Co.	43,117,456

875,430	Wells Fargo & Company	43,543,888
	Total Commerical Banks	149,037,336

	Communication Equipment – 1.5%

1,125,100	Cisco Systems, Inc.	25,213,491

	Consumer Finance – 1.7%

370,430	Capital One Financial Corporation	28,582,379

	Diversified Telecommunication Services – 2.8%

1,417,170	CenturyLink Inc.	46,539,863

	Energy Equipment & Services – 1.5%

375,000	Baker Hughes Incorporated	24,382,500

	Food & Staples Retailing – 2.2%

500,000	CVS Caremark Corporation	37,430,000

	Hotels, Restaurants & Leisure – 2.2%

1,137,400	Norwegian Cruise Line Holdings Limited, (2)	36,703,898

	Independent Power Producers & Energy Traders – 1.0%

551,250	NRG Energy Inc.	17,529,750

	Insurance – 17.1%

1,214,215	American International Group, Inc.	60,722,892

525,110	AON PLC	44,256,271

1,845,710	Hartford Financial Services Group, Inc.	65,098,189

600,031	Loews Corporation	26,431,366

Nuveen Investments	5

Nuveen NWQ Large-Cap Value Fund (continued)

Portfolio of Investments March 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Insurance (continued)

736,280	MetLife, Inc.	$38,875,584

1,384,380	Unum Group	48,882,458
	Total Insurance	284,266,760

	Machinery – 3.1%

430,645	Ingersoll Rand Company Limited, Class A	24,650,120

389,000	PACCAR Inc.	26,234,160
	Total Machinery	50,884,280

	Media – 6.6%

1,458,090	Interpublic Group Companies, Inc.	24,991,663

729,800	Time Warner Inc.	47,677,834

432,220	Viacom Inc., Class B	36,734,378
	Total Media	109,403,875

	Metals & Mining – 2.1%

1,048,149	AngloGold Ashanti Limited, Sponsored ADR, (2)	17,902,385

937,790	Barrick Gold Corporation	16,720,796
	Total Metals & Mining	34,623,181

	Multiline Retail – 1.3%

356,200	Target Corporation	21,553,662

	Oil, Gas & Consumable Fuels – 13.2%

663,830	Apache Corporation	55,064,699

1,197,760	Canadian Natural Resources Limited	45,958,051

446,795	Occidental Petroleum Corporation	42,575,096

234,000	Phillips 66	18,032,040

5,164,020	Talisman Energy Inc.	51,536,920

125,535	Valero Energy Corporation	6,665,909
	Total Oil, Gas & Consumable Fuels	219,832,715

	Personal Products – 1.0%

1,198,000	Avon Products, Inc.	17,538,720

	Pharmaceuticals – 9.3%

1,518,440	Pfizer Inc.	48,772,293

924,630	Sanofi-Aventis	48,339,656

1,089,430	Teva Pharmaceutical Industries Limited, Sponsored ADR	57,565,481
	Total Pharmaceuticals	154,677,430

	Road & Rail – 1.7%

150,040	Union Pacific Corporation	28,156,506

	Semiconductors & Equipment – 1.1%

881,000	Applied Materials, Inc.	17,990,020

6	Nuveen Investments

Shares	Description (1)			Value

	Software – 8.4%

1,467,265	CA Inc.			$45,441,197

1,316,110	Microsoft Corporation			53,947,349

1,005,000	Oracle Corporation			41,114,550
	Total Software			140,503,096

	Tobacco – 0.8%

152,220	Philip Morris International			12,462,251
	Total Long-Term Investments (cost $1,247,146,254)			1,611,109,250

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 3.6%

$59,053	Repurchase Agreement with State Street Bank, dated 3/31/14, repurchase price $59,052,714, collateralized by $61,115,000 U.S. Treasury Notes, 0.750%, due 10/31/17, value $60,236,655	0.000%	4/01/14	$59,052,714
	Total Short-Term Investments (cost $59,052,714)			59,052,714
	Total Investments (cost $1,306,198,968) – 100.4%			1,670,161,964
	Other Assets Less Liabilities – (0.4)%			(7,119,441)
	Net Assets – 100%			$1,663,042,523

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$1,611,109,250	$—	$—	$1,611,109,250
Short-Term Investments:
Repurchase Agreements	—	59,052,714	—	59,052,714
Total	$1,611,109,250	$59,052,714	$—	$1,670,161,964

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report,

Nuveen Investments	7

Nuveen NWQ Large-Cap Value Fund (continued)

Portfolio of Investments March 31, 2014 (Unaudited)

based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2014, the cost of investments was $1,308,816,422.

Gross unrealized appreciation and gross unrealized depreciation of investments as of March 31, 2014, were as follows:

Gross unrealized:
Appreciation	$410,821,945
Depreciation	(49,476,403)
Net unrealized appreciation (depreciation) of investments	$361,345,542

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt.

8	Nuveen Investments

Nuveen NWQ Small/Mid-Cap Value Fund

Portfolio of Investments March 31, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 93.4%

	COMMON STOCKS – 93.4%

	Aerospace & Defense – 4.8%

15,374	Astronics Corporation, (2)	$974,865

80,640	Orbital Sciences Corporation, (2)	2,249,856
	Total Aerospace & Defense	3,224,721

	Building Products – 1.8%

100,833	Griffon Corporation	1,203,946

	Commercial Banks – 6.3%

26,405	Privatebancorp, Inc.	805,617

27,200	Texas Capital BancShares, Inc., (2)	1,766,368

69,635	Western Alliance Bancorporation, (2)	1,713,021
	Total Commercial Banks	4,285,006

	Commercial Services & Supplies – 0.6%

19,801	Schawk Inc.	395,822

	Communication Equipment – 1.0%

47,255	JDS Uniphase Corporation, (2)	661,570

	Containers & Packaging – 2.0%

26,115	Avery Dennison Corporation	1,323,247

	Electrical Equipment – 0.9%

9,270	EnerSys	642,318

	Electronic Equipment & Instruments – 3.3%

33,700	Coherent Inc., (2)	2,202,295

	Energy Equipment & Services – 1.0%

88,900	McDermott International Inc., (2)	695,198

	Food Products – 6.4%

7,400	Hormel Foods Corporation	364,598

309,405	Orkla ASA	2,645,413

18,663	Treehouse Foods Inc., (2)	1,343,549
	Total Food Products	4,353,560

	Hotels, Restaurants & Leisure – 2.1%

20,920	Bob Evans Farms	1,046,628

13,225	Texas Roadhouse, Inc.	344,908
	Total Hotels, Restaurants & Leisure	1,391,536

	Household Durables – 2.0%

12,465	Harman International Industries Inc.	1,326,276

Nuveen Investments	9

Nuveen NWQ Small/Mid-Cap Value Fund (continued)

Portfolio of Investments March 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Insurance – 8.2%

44,230	Axis Capital Holdings Limited	$2,027,946

9,200	PartnerRe Limited	952,200

32,575	Reinsurance Group of America Inc.	2,593,947
	Total Insurance	5,574,093

	IT Services – 3.0%

21,875	Euronet Worldwide, Inc., (2)	909,781

33,700	VeriFone Holdings Inc., (2)	1,139,734
	Total IT Services	2,049,515

	Life Sciences Tools & Services – 5.0%

13,215	Bio-Rad Laboratories Inc., (2)	1,693,106

72,965	Bruker Biosciences Corporation, (2)	1,662,872
	Total Life Sciences Tools & Services	3,355,978

	Machinery – 5.1%

30,000	Albany International Corporation, Class A	1,066,200

25,145	TriMas Corporation, (2)	834,814

37,520	Woodward Governor Company	1,558,206
	Total Machinery	3,459,220

	Oil, Gas & Consumable Fuels – 3.6%

15,275	Carrizo Oil & Gas, Inc., (2)	816,602

51,000	Comstock Resources Inc.	1,165,350

28,500	Denbury Resources Inc.	467,400
	Total Oil, Gas & Consumable Fuels	2,449,352

	Paper & Forest Products – 10.0%

38,095	Clearwater Paper Corporation, (2)	2,387,414

16,700	Deltic Timber Corporation	1,089,341

70,205	Glatfelter	1,910,980

81,015	Louisiana-Pacific Corporation, (2)	1,366,723
	Total Paper & Forest Products	6,754,458

	Personal Products – 5.6%

91,640	Elizabeth Arden, Inc., (2)	2,704,296

29,700	Inter Parfums, Inc.	1,075,437
	Total Personal Products	3,779,733

	Pharmaceuticals – 2.2%

10,645	Jazz Pharmaceuticals, Inc., (2)	1,476,249

	Real Estate Management & Development – 3.1%

119,315	Forestar Real Estate Group Inc., (2)	2,123,807

	Semiconductors & Equipment – 14.0%

100,965	International Rectifier Corporation, (2)	2,766,441

10	Nuveen Investments

Shares	Description (1)			Value

	Semiconductors & Equipment (continued)

116,695	Microsemi Corporation, (2)			$2,920,876

27,300	MKS Instruments Inc.			815,997

149,570	Teradyne Inc., (2)			2,974,946
	Total Semiconductors & Equipment			9,478,260

	Trading Companies & Distributors – 1.4%

11,655	WESCO International Inc., (2)			969,929
	Total Long-Term Investments (cost $48,946,391)			63,176,089

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 6.0%

$4,037	Repurchase Agreement with State Street Bank, dated 3/31/14, repurchase price $4,036,848, collateralized by $4,180,000 U.S. Treasury Notes, 0.750%, due 10/31/17, value $4,119,925	0.000%	4/01/14	$4,036,848
	Total Short-Term Investments (cost $4,036,848)			4,036,848
	Total Investments (cost $52,983,239) – 99.4%			67,212,937
	Other Assets Less Liabilities – 0.6%			439,385
	Net Assets – 100%			$67,652,322

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$63,176,089	$—	$—	$63,176,089
Short-Term Investments:
Repurchase Agreements	—	4,036,848	—	4,036,848
Total	$63,176,089	$4,036,848	$—	$67,212,937

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report,

Nuveen Investments	11

Nuveen NWQ Small/Mid-Cap Value Fund (continued)

Portfolio of Investments March 31, 2014 (Unaudited)

based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2014, the cost of investments was $53,261,228.

Gross unrealized appreciation and gross unrealized depreciation of investments as of March 31, 2014, were as follows:

Gross unrealized:
Appreciation	$14,469,951
Depreciation	(518,242)
Net unrealized appreciation (depreciation) of investments	$13,951,709

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

12	Nuveen Investments

Nuveen NWQ Small-Cap Value Fund

Portfolio of Investments March 31, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 93.1%

	COMMON STOCKS – 93.1%

	Aerospace & Defense – 8.1%

108,208	Astronics Corporation, (2)	$6,861,469

54,300	Esterline Technologies Corporation, (2)	5,785,122

306,445	Orbital Sciences Corporation, (2)	8,549,815
	Total Aerospace & Defense	21,196,406

	Beverages – 0.5%

159,625	Cott Corporation	1,352,024

	Building Products – 1.8%

390,550	Griffon Corporation	4,663,167

	Commercial Banks – 7.5%

95,600	Pacwest Bancorp.	4,111,756

101,515	Privatebancorp, Inc.	3,097,223

100,450	Texas Capital BancShares, Inc., (2)	6,523,223

235,750	Western Alliance Bancorporation, (2)	5,799,450
	Total Commercial Banks	19,531,652

	Construction & Engineering – 0.4%

81,318	Orion Marine Group Inc., (2)	1,022,167

	Electrical Equipment – 0.9%

34,975	EnerSys	2,423,418

	Electronic Equipment & Instruments – 10.1%

127,126	Coherent Inc., (2)	8,307,683

503,880	GSI Group, Inc., (2)	6,580,673

102,075	Measurement Specialties, Inc., (2)	6,925,789

153,046	Methode Electronics, Inc.	4,692,390
	Total Electronic Equipment & Instruments	26,506,535

	Energy Equipment & Services – 0.8%

250,600	McDermott International Inc., (2)	1,959,692

	Food Products – 2.0%

71,185	Treehouse Foods Inc., (2)	5,124,608

	Health Care Equipment & Supplies – 2.0%

63,165	Analogic Corporation	5,186,478

	Hotels, Restaurants & Leisure – 1.5%

79,197	Bob Evans Farms	3,962,226

Nuveen Investments	13

Nuveen NWQ Small-Cap Value Fund (continued)

Portfolio of Investments March 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Household Durables – 3.9%

45,685	Harman International Industries Inc.	$4,860,884

334,339	Hooker Furniture Corporation	5,235,749
	Total Household Durables	10,096,633

	Insurance – 2.8%

186,380	Aspen Insurance Holdings Limited	7,399,286

	IT Services – 1.2%

76,231	Euronet Worldwide, Inc., (2)	3,170,447

	Machinery – 3.6%

179,790	Albany International Corporation, Class A	6,389,737

91,430	TriMas Corporation, (2)	3,035,476
	Total Machinery	9,425,213

	Oil, Gas & Consumable Fuels – 2.7%

50,275	Carrizo Oil & Gas, Inc., (2)	2,687,702

194,920	Comstock Resources Inc.	4,453,922
	Total Oil, Gas & Consumable Fuels	7,141,624

	Paper & Forest Products – 6.6%

186,600	Boise Cascade Company, (2)	5,344,224

62,000	Deltic Timber Corporation	4,044,260

12,159	Glatfelter	330,968

146,587	Neenah Paper, Inc.	7,581,480
	Total Paper & Forest Products	17,300,932

	Personal Products – 5.5%

329,970	Elizabeth Arden, Inc., (2)	9,737,414

128,074	Inter Parfums, Inc.	4,637,560
	Total Personal Products	14,374,974

	Pharmaceuticals – 2.3%

262,065	Sagent Pharmaceuticals Inc., (2)	6,124,459

	Professional Services – 2.9%

279,404	GP Strategies Corporation, (2)	7,608,171

	Real Estate Management & Development – 3.1%

454,240	Forestar Real Estate Group Inc., (2)	8,085,472

	Road & Rail – 2.9%

347,219	Marten Transport, Ltd.	7,472,153

	Semiconductors & Equipment – 17.1%

426,525	Entegris Inc., (2)	5,165,218

611,475	Integrated Device Technology, Inc., (2)	7,478,339

368,124	International Rectifier Corporation, (2)	10,086,597

1,039,065	Lattice Semiconductor Corporation, (2)	8,146,270

14	Nuveen Investments

Shares	Description (1)			Value

	Semiconductors & Equipment (continued)

422,990	Microsemi Corporation, (2)			$10,587,439

107,500	MKS Instruments Inc.			3,213,175
	Total Semiconductors & Equipment			44,677,038

	Specialty Retail – 2.0%

323,095	Express Inc., (2)			5,130,749

	Thrifts & Mortgage Finance – 0.9%

127,094	HomeStreet Inc.			2,484,688
	Total Long-Term Investments (cost $178,733,324)			243,420,212

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 5.9%

$15,518	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/14, repurchase price $15,518,223, collateralized by $17,020,000 U.S. Treasury Notes, 1.625%, due 11/15/22, value $15,828,600	0.000%	4/01/14	$15,518,223
	Total Short-Term Investments (cost $15,518,223)			15,518,223
	Total Investments (cost $194,251,547) – 99.0%			258,938,435
	Other Assets Less Liabilities – 1.0%			2,646,670
	Net Assets – 100%			$261,585,105

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1–	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2–	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$243,420,212	$—	$—	$243,420,212
Short-Term Investments:
Repurchase Agreements	—	15,518,223	—	15,518,223
Total	$243,420,212	$15,518,223	$—	$258,938,435

Nuveen Investments	15

Nuveen NWQ Small-Cap Value Fund (continued)

Portfolio of Investments March 31, 2014 (Unaudited)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2014, the cost of investments was $195,300,201.

Gross unrealized appreciation and gross unrealized depreciation of investments as of March 31, 2014, were as follows:

Gross unrealized:
Appreciation	$67,470,146
Depreciation	(3,831,912)
Net unrealized appreciation (depreciation) of investments	$63,638,234

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

16	Nuveen Investments

Nuveen Tradewinds Value Opportunities Fund

Portfolio of Investments March 31, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 98.0%

	COMMON STOCKS – 98.0%

	Aerospace & Defense – 2.0%

154,566	Triumph Group Inc.	$9,981,872

	Airlines – 1.0%

390,864	Skywest Inc.	4,987,425

	Automobiles – 4.2%

616,824	General Motors Company	21,231,082

	Beverages – 0.5%

43,409	Molson Coors Brewing Company, Class B	2,555,054

	Capital Markets – 1.6%

383,381	UBS AG	7,943,654

	Chemicals – 4.0%

161,086	Agrium Inc.	15,709,107

98,337	Mosaic Company	4,916,850
	Total Chemicals	20,625,957

	Commercial Banks – 1.5%

149,307	HSBC Holdings PLC, ADR	7,589,275

	Communication Equipment – 3.0%

693,153	Cisco Systems, Inc.	15,533,559

	Computers & Peripherals – 1.1%

61,724	Western Digital Corporation	5,667,498

	Construction & Engineering – 1.0%

190,400	KBR Inc.	5,079,872

	Diversified Telecommunication Services – 2.4%

377,601	CenturyLink Inc.	12,400,417

	Electric Utilities – 3.0%

311,914	Exelon Corporation	10,467,834

149,502	FirstEnergy Corp.	5,087,553
	Total Electric Utilities	15,555,387

	Electronic Equipment & Instruments – 3.5%

323,671	Ingram Micro, Inc., Class A, (2)	9,567,715

133,243	Tech Data Corporation, (2)	8,122,493
	Total Electronic Equipment & Instruments	17,690,208

Nuveen Investments	17

Nuveen Tradewinds Value Opportunities Fund (continued)

Portfolio of Investments March 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Energy Equipment & Services – 3.2%

223,126	Diamond Offshore Drilling, Inc.	$10,879,624

172,585	Superior Energy Services, Inc.	5,308,715
	Total Energy Equipment & Services	16,188,339

	Food & Staples Retailing – 2.6%

170,471	Wal-Mart Stores, Inc.	13,029,099

	Food Products – 10.0%

238,523	Archer-Daniels-Midland Company	10,349,513

125,770	Bunge Limited	9,999,973

986,724	Dean Foods Company	15,254,753

193,141	Fresh Del Monte Produce Inc.	5,324,897

147,746	Ingredion Inc.	10,058,548
	Total Food Products	50,987,684

	Health Care Providers & Services – 3.0%

204,962	Aetna Inc.	15,366,001

	Hotels, Restaurants & Leisure – 1.0%

134,980	Carnival Corporation	5,110,343

	Insurance – 15.9%

599,379	Aegon N.V., ADR	5,514,287

86,826	Ageas, ADR, (3)	3,870,651

391,257	American International Group, Inc.	19,566,763

333,604	Axis Capital Holdings Limited	15,295,743

182,984	CNA Financial Corporation	7,817,076

153,026	Endurance Specialty Holdings Limited	8,237,390

379,194	Loews Corporation	16,703,496

323,430	MS&AD Insurance Group Holdings Inc., ADR, (3)	3,680,633
	Total Insurance	80,686,039

	Machinery – 3.1%

187,794	AGCO Corporation	10,358,717

485,675	Vallourec SA, ADR, (3)	5,275,402
	Total Machinery	15,634,119

	Media – 5.3%

983,099	Interpublic Group Companies, Inc.	16,850,317

154,795	Time Warner Inc.	10,112,757
	Total Media	26,963,074

	Metals & Mining – 2.6%

397,667	Freeport-McMoRan Copper & Gold, Inc.	13,150,848

18	Nuveen Investments

Shares	Description (1)			Value

	Oil, Gas & Consumable Fuels – 7.2%

83,711	Devon Energy Corporation			$5,602,777

136,734	Royal Dutch Shell PLC, Class B, ADR			10,680,293

1,548,588	Talisman Energy Inc.			15,454,908

78,751	Total SA, Sponsored ADR			5,166,066
	Total Oil, Gas & Consumable Fuels			36,904,044

	Pharmaceuticals – 3.6%

181,690	Merck & Company Inc.			10,314,541

91,831	Novartis AG, Sponsored ADR			7,807,472
	Total Pharmaceuticals			18,122,013

	Road & Rail – 2.5%

439,192	CSX Corporation			12,723,392

	Semiconductors & Equipment – 1.6%

315,146	Intel Corporation			8,133,918

	Software – 5.6%

316,706	Microsoft Corporation			12,981,779

375,154	Oracle Corporation			15,347,550
	Total Software			28,329,329

	Specialty Retail – 2.0%

194,578	Best Buy Co., Inc.			5,138,802

166,282	CST Brands Inc.			5,194,650
	Total Specialty Retail			10,333,452
	Total Long-Term Investments (cost $420,592,486)			498,502,954

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 3.4%

$17,165	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/14, repurchase price $17,164,822, collateralized by $1,130,000 U.S. Treasury Bonds, 6.125%, due 11/15/27, value $1,545,275, collateralized by U.S. Treasury Notes, 1.625%, due 11/15/22, value $15,963,450	0.000%	4/01/14	$17,164,822
	Total Short-Term Investments (cost $17,164,822)			17,164,822
	Total Investments (cost $437,757,308) – 101.4%			515,667,776
	Other Assets Less Liabilities – (1.4)%			(7,340,213)
	Net Assets – 100%			$508,327,563

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market

Nuveen Investments	19

Nuveen Tradewinds Value Opportunities Fund (continued)

Portfolio of Investments March 31, 2014 (Unaudited)

participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$485,676,268	$12,826,686	$—	$498,502,954
Short-Term Investments:
Repurchase Agreements	—	17,164,822	—	17,164,822
Total	$485,676,268	$29,991,508	$—	$515,667,776

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2014, the cost of investments was $441,626,636.

Gross unrealized appreciation and gross unrealized depreciation of investments as of March 31, 2014, were as follows:

Gross unrealized:
Appreciation	$84,228,386
Depreciation	(10,187,246)
Net unrealized appreciation (depreciation) of investments	$74,041,140

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For fair value measurement disclosure purposes, Common Stocks categorized as Level 2.

ADR	American Depositary Receipt.

20	Nuveen Investments

Nuveen Global Total Return Bond Fund

Portfolio of Investments March 31, 2014 (Unaudited)

Shares		Description (1)	Coupon		Ratings (2)	Value

		LONG-TERM INVESTMENTS – 96.8%

		CONVERTIBLE PREFERRED SECURITIES – 0.4%

		Banks – 0.4%

75		Bank of America Corporation	7.250%		BB+	$85,816
		Total Convertible Preferred Securities (cost $63,225)				85,816

Shares		Description (1)	Coupon		Ratings (2)	Value

		$25 PAR (OR SIMILAR) RETAIL PREFERRED – 1.6%

		Banks – 0.8%

1,875		Citigroup Inc.	7.125%		BB+	$49,500

2,400		PNC Financial Services	6.125%		BBB	64,104

2,000		Regions Financial Corporation	6.375%		BB	48,220
		Total Banks				161,824

		Consumer Finance – 0.4%

3,000		Discover Financial Services	6.500%		BB	73,590

		Insurance – 0.4%

2,400		Hartford Financial Services Group Inc.	7.875%		BB+	71,088
		Total $25 Par (or similar) Retail Preferred (cost $292,962)				306,502

Principal Amount (000) (3)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		CORPORATE BONDS – 46.6%

		Auto Components – 1.0%

$50		Ahern Rentals Inc., 144A	9.500%	6/15/18	B	$55,313

45		American & Axle Manufacturing Inc.	6.625%	10/15/22	B+	48,769

50		Stackpole International Intermediate Company, 144A	7.750%	10/15/21	B+	53,563

40		TRW Automotive Inc., 144A	4.450%	12/01/23	BBB–	40,200
185		Total Auto Components				197,845

		Automobiles – 1.7%

200	EUR	Fiat Finance & Trade SA	7.000%	3/23/17	BB–	305,136

30		General Motors Financial Company Inc., 144A	4.250%	5/15/23	BB+	29,625
		Total Automobiles				334,761

		Banks – 3.8%

215		Bank of America Corporation	4.000%	4/01/24	A	214,747

45		CIT Group Inc.	5.000%	8/01/23	BB	46,013

25		HSBC Holdings PLC	6.800%	6/01/38	A+	30,718

35		Royal Bank of Scotland Group PLC	6.100%	6/10/23	BBB–	36,331

200		Santander UK PLC, 144A	5.000%	11/07/23	A–	205,759

Nuveen Investments	21

Nuveen Global Total Return Bond Fund (continued)

Portfolio of Investments March 31, 2014 (Unaudited)

Principal Amount (000) (3)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Banks (continued)

$200	Societe Generale, 144A	5.000%	1/17/24	BBB+	$199,306

25	Wells Fargo & Company	3.450%	2/13/23	A+	24,265
745	Total Banks				757,139

	Building Products – 0.3%

60	Owens Corning Incorporated	4.200%	12/15/22	BBB–	59,503

	Capital Markets – 2.7%

40	E Trade Financial Corporation	6.375%	11/15/19	B2	43,500

125	Goldman Sachs Group, Inc.	6.000%	6/15/20	A	143,539

85	Goldman Sachs Group, Inc.	3.625%	1/22/23	A	83,615

30	Lazard Group LLC	4.250%	11/14/20	BBB+	31,081

75	Morgan Stanley	4.875%	11/01/22	BBB+	78,809

75	Morgan Stanley	5.500%	7/24/20	A	84,636

75	Morgan Stanley	3.750%	2/25/23	A	74,525
505	Total Capital Markets				539,705

	Chemicals – 1.7%

25	Hexion US Finance	6.625%	4/15/20	Ba3	25,875

25	Huntsman International LLC	8.625%	3/15/21	B+	28,000

200	Mexichem SAB de CV, 144A	4.875%	9/19/22	BBB	200,000

25	Momentive Performance Materials Inc.	8.875%	10/15/20	B3	27,125

50	Taminco Global Chemical Corporation, 144A	9.750%	3/31/20	B–	56,375
325	Total Chemicals				337,375

	Commercial Services & Supplies – 0.3%

50	Iron Mountain Inc.	5.750%	8/15/24	B1	48,688

	Communications Equipment – 0.3%

50	IntelSat Jackson Holdings, 144A	6.625%	12/15/22	B–	52,000

	Computers & Peripherals – 0.2%

30	Seagate HDD Cayman	7.000%	11/01/21	BBB–	33,563

	Construction & Engineering – 1.0%

200	Odebrecht Finance Limited, 144A	5.125%	6/26/22	BBB	199,500

	Consumer Finance – 0.9%

100	Capital One Bank	3.375%	2/15/23	Baa1	97,305

75	Discover Financial Services	5.200%	4/27/22	BBB	80,326
175	Total Consumer Finance				177,631

	Containers & Packaging – 0.6%

20	Ball Corporation	4.000%	11/15/23	BB+	18,700

100	Reynolds Group	7.125%	4/15/19	B+	105,750
120	Total Containers & Packaging				124,450

22	Nuveen Investments

Principal Amount (000) (3)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Diversified Consumer Services – 1.1%

$200	Office Depot de Mexico SA de CV, 144A	6.875%	9/20/20	BB+	$208,250

	Diversified Financial Services – 2.0%

95	Citigroup Inc.	4.500%	1/14/22	A	100,657

30	Citigroup Inc.	6.125%	8/25/36	A–	32,821

130	General Electric Capital Corporation	5.300%	2/11/21	AA	146,217

25	General Electric Capital Corporation	6.875%	1/10/39	AA+	32,924

40	JPMorgan Chase & Company	3.375%	5/01/23	A	37,865

45	JPMorgan Chase & Company	6.400%	5/15/38	A+	55,769
365	Total Diversified Financial Services				406,253

	Diversified Telecommunication Services – 2.0%

25	AT&T, Inc.	5.550%	8/15/41	A	26,245

35	Brasil Telecom SA, 144A	5.750%	2/10/22	BBB–	33,513

20	CyrusOne LP Finance	6.375%	11/15/22	B+	21,100

150	Deutsche Telekom International Finance BV, 144A	4.875%	3/06/42	BBB+	150,884

65	Qwest Corporation	6.750%	12/01/21	BBB–	72,579

55	Verizon Communications	5.150%	9/15/23	A–	60,188

20	Verizon Communications	6.550%	9/15/43	A–	24,339

20	Windstream Corporation	6.375%	8/01/23	BB	19,500
390	Total Diversified Telecommunication Services				408,348

	Electric Utilities – 1.5%

55	APT Pipelines Limited, 144A	3.875%	10/11/22	BBB	52,949

50	FirstEnergy Corporation	4.250%	3/15/23	Baa3	48,497

200	Origin Energy Finance Limited, 144A	3.500%	10/09/18	BBB	203,588
305	Total Electric Utilities				305,034

	Energy Equipment & Services – 0.8%

20	Diamond Offshore Drilling Inc.	5.700%	10/15/39	A	21,865

25	Gulfmark Offshore Inc.	6.375%	3/15/22	BB–	25,875

85	Transocean Inc.	3.800%	10/15/22	BBB–	81,261

25	Weatherford International Limited	7.000%	3/15/38	Baa2	29,488
155	Total Energy Equipment & Services				158,489

	Food & Staples Retailing – 1.0%

200	Coca-Cola Icecek AS, 144A	4.750%	10/01/18	BBB	206,500

	Food Products – 0.2%

20	JBS USA LLC	7.250%	6/01/21	BB	21,300

25	Pinnacle Foods Finance LLC	4.875%	5/01/21	B–	24,438
45	Total Food Products				45,738

	Gas Utilities – 0.1%

25	AmeriGas Finance LLC	6.750%	5/20/20	Ba2	27,063

Nuveen Investments	23

Nuveen Global Total Return Bond Fund (continued)

Portfolio of Investments March 31, 2014 (Unaudited)

Principal Amount (000) (3)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		Health Care Providers & Services – 0.1%

$25		HCA Holdings Inc.	7.750%	5/15/21	B–	$27,563

		Hotels, Restaurants & Leisure – 0.1%

25		Shearer’s Foods LLC, 144A	9.000%	11/01/19	B	27,313

		Independent Power Producers & Energy Traders – 0.2%

25		Constellation Energy Group	5.150%	12/01/20	BBB+	27,304

20		Genon Energy Inc.	9.500%	10/15/18	B	20,450
45		Total Independent Power Producers & Energy Traders				47,754

		Industrial Conglomerates – 1.0%

200		Alfa SAB de CV, 144A	5.250%	3/25/24	BBB–	205,000

		Insurance – 0.8%

50		Genworth Holdings Inc.	4.800%	2/15/24	BBB–	52,013

35		Hartford Financial Services Group Inc.	6.000%	1/15/19	BBB	40,521

30		Liberty Mutual Group Inc., 144A	4.950%	5/01/22	Baa2	32,111

35		Swiss Re Treasury US Corporation, 144A	4.250%	12/06/42	AA–	32,656
150		Total Insurance				157,301

		IT Services – 0.5%

75		Computer Sciences Corporation	4.450%	9/15/22	BBB+	76,565

20		First Data Corporation	6.750%	11/01/20	BB–	21,500
95		Total IT Services				98,065

		Machinery – 0.9%

35		Blueline Rental Finance Corporation, 144A	7.000%	2/01/19	B	37,013

55		Eaton Corporation	4.150%	11/01/42	A–	51,366

50		Ingersoll Rand, 144A	5.750%	6/15/43	BBB	55,261

40		Terex Corporation	6.000%	5/15/21	BB	42,800
180		Total Machinery				186,440

		Media – 2.2%

20		Cequel Communication Holdings I, 144A	5.125%	12/15/21	B–	19,800

20		Comcast Corporation	6.400%	5/15/38	A–	24,587

55		DIRECTV Holdings LLC	3.800%	3/15/22	BBB	54,425

50		Dish DBS Corporation	4.250%	4/01/18	BB–	52,188

50		Gannett Company Inc., 144A	5.125%	7/15/20	Ba1	51,375

25		McGraw-Hill Global Education Holdings, 144A	9.750%	4/01/21	BB	28,375

30		NBC Universal Media LLC	4.375%	4/01/21	A–	32,557

70		News America Holdings Inc.	6.650%	11/15/37	BBB+	85,498

45		SES SA, 144A	3.600%	4/04/23	BBB	43,614

28		Viacom Inc.	4.375%	3/15/43	BBB+	24,883

25	CAD	Videotron Limited, 144A	5.625%	6/15/25	BB	22,162
		Total Media				439,464

24	Nuveen Investments

Principal Amount (000) (3)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		Metals & Mining – 4.2%

$105		Alcoa Inc.	5.400%	4/15/21	BBB–	$110,162

45		Allegheny Technologies Inc.	5.875%	8/15/23	BBB–	47,068

35	CAD	Allied Nevada Gold Corporation, 144A	8.750%	6/01/19	CCC+	25,328

25		Anglogold Holdings PLC	6.500%	4/15/40	Baa3	21,758

85		ArcelorMittal	6.750%	2/25/22	BB+	93,288

35		Century Aluminum Company, 144A	7.500%	6/01/21	B	35,263

70		Cliffs Natural Resources Inc.	4.800%	10/01/20	BBB–	68,732

25		Coeur d’Alene Mines Corporation,	7.875%	2/01/21	B+	25,125

25		First Quantum Minerals Limited, 144A	6.750%	2/15/20	BB	25,313

25		First Quantum Minerals Limited, 144A	7.000%	2/15/21	BB	25,438

50		FMG Resources, 144A	8.250%	11/01/19	BB+	55,000

75		Freeport McMoRan Copper & Gold, Inc.	3.550%	3/01/22	BBB	71,626

65		Newmont Mining Corporation	3.500%	3/15/22	Baa1	58,968

35		Teck Resources Limited	6.250%	7/15/41	BBB	36,135

25		Vale Overseas Limited	6.875%	11/10/39	A–	26,727

35		WPE International Cooperatief U.A, 144A	10.375%	9/30/20	B+	21,088

80		Xstrata Finance Canada Limited, 144A	3.600%	1/15/17	BBB	83,317
		Total Metals & Mining				830,336

		Oil, Gas & Consumable Fuels – 7.3%

50		Amerada Hess Corporation	7.125%	3/15/33	BBB	62,870

50		Anadarko Petroleum Corporation	6.200%	3/15/40	BBB–	57,895

80		Apache Corporation	4.250%	1/15/44	A–	75,035

30	CAD	Athabasca Oil Corporation, 144A	7.500%	11/19/17	B	26,866

25		Atlas Pipeline LP Finance, 144A	5.875%	8/01/23	B+	24,688

25		Bill Barrett Corporation	7.000%	10/15/22	B1	26,313

25		Calumet Specialty Products, 144A	7.625%	1/15/22	B+	26,500

30		Cenovus Energy Inc.	3.800%	9/15/23	BBB+	29,895

5		Concho Resources Inc.	5.500%	10/01/22	BB+	5,213

23		Deep Drilling 7 & 8 PT	14.250%	3/05/15	N/R	24,244

50		Gibson Energy, 144A	6.750%	7/15/21	BB	53,625

50		Hercules Offshore LLC, 144A	7.500%	10/01/21	B	50,500

30		Key Energy Services Inc.	6.750%	3/01/21	BB–	31,538

25		Kodiak Oil and Gas Corporation	5.500%	2/01/22	B	25,594

20		Linn Energy LLC Finance Corporation, 144A	6.250%	11/01/19	B+	20,850

25		Martin Mid-Stream Partners LP Finance	7.250%	2/15/21	B–	26,219

55		Nabors Industries Inc.	4.625%	9/15/21	BBB	56,821

30		Offshore Group Investment Limited	7.500%	11/01/19	B–	31,950

20	CAD	Paramount Resources Limited, 144A	7.625%	12/04/19	B	18,996

Nuveen Investments	25

Nuveen Global Total Return Bond Fund (continued)

Portfolio of Investments March 31, 2014 (Unaudited)

Principal Amount (000) (3)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Oil, Gas & Consumable Fuels (continued)

$25	PBF Holding Company LLC	8.250%	2/15/20	BB+	$27,125

200	Pertamina PT, 144A	4.875%	5/03/22	Baa3	192,250

25	Petrobras International Finance Company	5.375%	1/27/21	Baa1	25,283

50	Petrobras International Finance Company	6.875%	1/20/40	Baa1	49,275

25	Sandridge Energy Inc.	8.125%	10/15/22	B2	27,250

200	Sinopec Group Overseas Development 2012, 144A	3.900%	5/17/22	Aa3	197,058

25	SM Energy Company	6.625%	2/15/19	BB–	26,750

200	Thai Oil PCL, 144A	3.625%	1/23/23	Baa1	185,804

50	Western Refining Inc.	6.250%	4/01/21	B+	51,750
	Total Oil, Gas & Consumable Fuels				1,458,157

	Paper & Forest Products – 1.0%

25	Domtar Corporation	4.400%	4/01/22	BBB–	24,909

80	Domtar Corporation	6.750%	2/15/44	BBB–	88,873

30	International Paper Company	8.700%	6/15/38	BBB	43,354

50	Resolute Forest Products, 144A	5.875%	5/15/23	BB–	48,750
185	Total Paper & Forest Products				205,886

	Pharmaceuticals – 0.1%

25	VP Escrow Corporation, 144A	6.375%	10/15/20	B1	27,000

	Real Estate Investment Trust – 1.6%

70	American Tower Company	5.000%	2/15/24	BBB	72,905

50	ARC Property Operating Partnership LP, Clasrk Acquisition LLC, 144A	4.600%	2/06/24	BBB–	49,980

75	Digital Realty Trust Inc.	3.625%	10/01/22	BBB	69,634

80	HCP Inc.	3.750%	2/01/19	BBB+	84,295

15	Prologis Inc.	6.875%	3/15/20	BBB+	17,715

20	Simon Property Group, L.P.	5.650%	2/01/20	A	23,180
310	Total Real Estate Investment Trust				317,709

	Real Estate Management & Development – 0.1%

25	Mattamy Group Corporation, 144A	6.500%	11/15/20	BB	25,313

	Road & Rail – 0.2%

30	Hertz Corporation	7.375%	1/15/21	B	33,000

	Software – 0.1%

25	BMC Software Finance Inc., 144A	8.125%	7/15/21	B–	26,313

	Textiles, Apparel & Luxury Goods – 0.1%

20	Jones Group	6.875%	3/15/19	B+	20,600

	Tobacco – 0.6%

100	Altria Group Inc.	2.850%	8/09/22	BBB+	93,840

30	Reynolds American Inc.	3.250%	11/01/22	Baa2	28,224
130	Total Tobacco				122,064

26	Nuveen Investments

Principal Amount (000) (3)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		Transportation Infrastructure – 0.2%

$35		Asciano Finance, 144A	5.000%	4/07/18	Baa2	$37,584

		Wireless Telecommunication Services – 2.1%

50		Crown Castle International Corporation	5.250%	1/15/23	BB–	50,813

200		Softbank Corporation, 144A	4.500%	4/15/20	BB+	199,000

50		Sprint Corporation, 144A	7.250%	9/15/21	BB–	54,500

100		VimpelCom Limited/VIP Finance Ireland, 144A	9.125%	4/30/18	BB	109,500
400		Total Wireless Telecommunication Services				413,813
		Total Corporate Bonds (cost $9,075,913)				9,334,510

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		CONVERTIBLE BONDS – 0.9%

		Banks – 0.8%

$155		JPMorgan Chase & Company	6.750%	8/01/64	BBB	$163,137

		Real Estate Investment Trust – 0.1%

20		Boston Properties Limited Partnership	4.125%	5/15/21	A–	20,994
$175		Total Convertible Bonds (cost $176,445)				184,131

Principal Amount (000) (3)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 3.6%

		Banks – 1.6%

30	EUR	Barclays Bank PLC	4.750%	N/A (4)	BBB–	$36,835

$200		Barclays PLC	8.250%	N/A (4)	BB+	210,000

35		Fifth Third Bancorp.	5.100%	N/A (4)	BBB–	32,200

30		Rabobank Nederland, 144A	11.000%	N/A (4)	A–	39,825
		Total Banks				318,860

		Capital Markets – 1.0%

100	EUR	Baggot Securities Limited, 144A	10.240%	N/A (4)	N/R	149,992

75		Goldman Sachs Capital II	4.000%	N/A (4)	BB+	57,750
		Total Capital Markets				207,742

		Electric Utilities – 0.5%

100		Electricite de France, 144A	5.250%	N/A (4)	A3	100,150

		Insurance – 0.4%

25		Genworth Financial Inc.	6.150%	11/15/66	Ba1	23,094

50		Prudential Financial Inc.	5.200%	3/15/44	BBB+	49,625
75		Total Insurance				72,719
		IT Services – 0.1%

25		Zayo Escrow Corporation	8.125%	1/01/20	B1	27,438
		Total $1,000 (Par or Similar) Institutional Preferred (cost $723,188)				726,909

Nuveen Investments	27

Nuveen Global Total Return Bond Fund (continued)

Portfolio of Investments March 31, 2014 (Unaudited)

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 6.4%

$76		Banc of America Alternative Loan Trust, Pass-Through Certificates, Series 2006-6	6.000%	7/25/46	Caa3	$60,473

82		Countrywide Asset Backed Certificates, Series 2007-4 A2	5.530%	4/25/47	Caa1	74,553

45		Countrywide Home Loans Mortgage, Series 2005-27	5.500%	12/25/35	Caa1	41,807

680		Fannie Mae TBA Mortgage Pool, (WI/DD)	4.500%	TBA	Aaa	706,775

145		Fannie Mae TBA Mortgage Pool, (WI/DD)	4.000%	TBA	Aaa	154,674

40		Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2013-K712	3.483%	5/25/45	A–	39,477

201		Holmes Master Issuer PLC, Residential Mortgage Pool, Series 2012-1A, 144A	1.889%	10/15/54	AAA	203,156
$1,269		Total Asset-Backed and Mortgage-Backed Securities (cost $1,290,193)				1,280,915

Principal Amount (000) (3)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		SOVEREIGN DEBT – 37.3%

		Bermuda – 0.6%

$100		Bermuda Government, 144A	5.603%	7/20/20	AA–	$110,100

		Brazil – 1.1%

600	BRL	Letra De Tesouro Nacional de Brazil	0.000%	1/01/16	BBB+	216,187

		Canada – 0.7%

150	CAD	Province of Ontario	4.200%	3/08/18	Aa2	147,784

		Germany – 1.1%

150	EUR	Bundesobligation	1.750%	2/15/24	Aaa	210,027

		Indonesia – 0.5%

100		Republic of Indonesia, 144A	5.875%	3/13/20	Baa3	109,250

		Ireland – 0.8%

100	EUR	Irish Republic Treasury Bond	5.500%	10/18/17	BBB+	159,088

		Italy – 0.4%

50	EUR	Buoni Poliennali del Tesoro, Italian Treasury Bond	4.750%	6/01/17	BBB+	76,136

		Malaysia – 1.5%

1,000	MYR	Republic of Malaysia	3.172%	7/15/16	A	305,168

		Mexico – 10.2%

20	MXN	Mexico Bonos de DeSarrollo	8.000%	12/17/15	A	163,377

90	MXN	Mexico Bonos de DeSarrollo	4.750%	6/14/18	A	683,638

65	MXN	Mexico Bonos de DeSarrollo	8.000%	12/07/23	A	559,113

38	MXN	Mexico Bonos de DeSarrollo	7.750%	11/13/42	A	313,487

40	MXN	United Mexican States	9.500%	12/18/14	A	318,880
253	MXN	Total Mexico				2,038,495

28	Nuveen Investments

Principal Amount (000) (3)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		Norway – 1.0%

1,100	NOK	Norwegian Government Bond	3.750%	5/25/21	AAA	$197,470

		Poland – 1.6%

850	PLN	Republic of Poland	2.500%	7/25/18	A	269,578

$50		Republic of Poland	5.000%	3/23/22	A2	54,563
		Total Poland				324,141

		Portugal – 1.5%

200	EUR	Portugal Obrigacoes do Tesouro	4.750%	6/14/19	BB	298,808

		Romania – 0.5%

100		Republic of Romania, 144A	6.125%	1/22/44	Baa3	105,550

		South Africa – 3.6%

3,800	ZAR	Republic of South Africa	7.250%	1/15/20	A–	347,681

200		Republic of South Africa	5.875%	9/16/25	Baa1	215,000

1,500	ZAR	Republic of South Africa	10.500%	12/21/26	A–	165,194
		Total South Africa				727,875

		Sweden – 0.9%

1,000	SEK	Republic of Sweden	3.500%	6/01/22	AAA	172,398

		Trinidad and Tobago – 1.0%

200		Republic of Trinidad and Tobago	4.375%	1/16/24	A	209,200

		Turkey – 5.8%

1,000	TRY	Republic of Turkey, Government Bond	9.000%	3/08/17	BBB	454,036

785	TRY	Republic of Turkey, Government Bond	10.500%	1/15/20	BBB	373,844

430	TRY	Republic of Turkey, Government Bond	7.100%	3/08/23	BBB	165,794

200		Republic of Turkey, Government Bond	4.875%	4/16/43	Baa3	170,000
		Total Turkey				1,163,674

		United Kingdom – 4.5%

270	GBP	United Kingdom Gilt	1.250%	7/22/18	Aa1	441,817

250	GBP	United Kingdom, Treasury Bill	3.750%	9/07/19	AAA	455,095
520	GBP	Total United Kingdom				896,912
		Total Sovereign Debt (cost $7,885,928)				7,468,263
		Total Long-Term Investments (cost $19,507,854)				19,387,046

Nuveen Investments	29

Nuveen Global Total Return Bond Fund (continued)

Portfolio of Investments March 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 5.6%

	Repurchase Agreements – 5.6%

$1,119	Repurchase Agreement with State Street Bank, dated 3/31/14, repurchase price $1,119,206, collateralized by $1,160,000 U.S. Treasury Notes, 0.750%, due 10/31/17, value $1,143,328	0.000%	4/01/14	$1,119,206
	Total Short-Term Investments (cost $1,119,206)			1,119,206
	Total Investments (cost $20,627,060) – 102.4%			20,506,252
	Other Assets Less Liabilities – (2.4)% (5)			(483,475)
	Net Assets – 100%			$20,022,777

Investments in Derivatives as of March 31, 2014

Forward Foreign Currency Exchange Contracts outstanding:

Counterparty	Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars) (5)
Bank of America	Brazilian Real	1,500,000	U.S. Dollar	644,338	4/02/14	$(16,318)
Bank of America	Malaysian Ringgit	2,100,000	U.S. Dollar	640,049	4/07/14	(2,708)
Bank of America	U.S. Dollar	662,837	Brazilian Real	1,500,000	4/02/14	(2,181)
Bank of America	U.S. Dollar	630,669	Malaysian Ringgit	2,100,000	4/07/14	12,089
Barclays Bank PLC	New Zealand Dollar	700,000	U.S. Dollar	600,495	5/09/14	(5,059)
Barclays Bank PLC	Polish Zloty	825,000	U.S. Dollar	269,760	4/14/14	(2,829)
Barclays Bank PLC	U.S. Dollar	585,536	New Zealand Dollar	700,000	5/09/14	20,018
BNP Paribas	Euro	153,000	U.S. Dollar	210,891	5/23/14	131
BNP Paribas	Euro	743,500	U.S. Dollar	1,036,444	5/23/14	12,259
BNP Paribas	Japanese Yen	97,000,000	U.S. Dollar	951,717	4/14/14	11,857
BNP Paribas	U.S. Dollar	941,738	Japanese Yen	97,000,000	4/14/14	(1,879)
Citigroup	Japanese Yen	58,000,000	U.S. Dollar	567,032	4/28/14	5,012
Citigroup	Swedish Krona	1,090,000	U.S. Dollar	167,476	4/17/14	(890)
Citigroup	U.S. Dollar	321,706	Australian Dollar	350,000	5/23/14	1,694
Citigroup	U.S. Dollar	563,633	Japanese Yen	58,000,000	4/28/14	(1,613)
Citigroup	U.S. Dollar	725,489	Mexican Peso	9,630,000	5/14/14	9,605
Credit Suisse	Australian Dollar	1,000,000	U.S. Dollar	907,415	4/14/14	(19,091)
Credit Suisse	Malaysian Ringgit	1,100,000	U.S. Dollar	334,245	5/27/14	(1,248)
Credit Suisse	Malaysian Ringgit	2,700,000	U.S. Dollar	820,918	5/27/14	(2,565)
Credit Suisse	Norwegian Krone	1,167,000	U.S. Dollar	189,923	4/11/14	(4,891)
Credit Suisse	Pound Sterling	56,000	U.S. Dollar	93,304	4/10/14	(49)
Credit Suisse	U.S. Dollar	901,440	Australian Dollar	1,000,000	4/14/14	25,065
Credit Suisse	U.S. Dollar	26,320	Malaysian Ringgit	86,000	5/27/14	(90)
Credit Suisse	U.S. Dollar	820,220	Malaysian Ringgit	2,700,000	5/27/14	3,263
Credit Suisse	U.S. Dollar	91,380	Pound Sterling	56,000	4/10/14	1,973
Deutsche Bank	Turkish Lira	2,200,000	U.S. Dollar	975,350	4/14/14	(48,330)
Deutsche Bank	U.S. Dollar	40,209	Turkish Lira	90,000	4/14/14	1,669
Deutsche Bank	U.S. Dollar	564,515	Turkish Lira	1,250,000	4/14/14	17,122
Goldman Sachs	Canadian Dollar	1,050,000	U.S. Dollar	944,878	5/09/14	(4,046)
Goldman Sachs	Pound Sterling	542,000	U.S. Dollar	900,208	5/16/14	(3,073)
Goldman Sachs	U.S. Dollar	907,302	New Zealand Dollar	1,100,000	4/11/14	46,509
JPMorgan	South African Rand	1,660,000	U.S. Dollar	148,756	4/14/14	(8,581)
Morgan Stanley	Brazilian Real	1,350,000	U.S. Dollar	590,729	4/02/14	(3,861)
Morgan Stanley	Brazilian Real	3,745,000	U.S. Dollar	1,654,883	4/02/14	5,446
Morgan Stanley	Canadian Dollar	265,000	U.S. Dollar	238,942	5/09/14	(548)
Morgan Stanley	U.S. Dollar	990,504	Australian Dollar	1,100,000	5/23/14	25,895
Morgan Stanley	U.S. Dollar	596,553	Brazilian Real	1,350,000	4/02/14	(1,963)
Morgan Stanley	U.S. Dollar	1,580,702	Brazilian Real	3,745,000	4/02/14	68,735
Nomura Securities	Brazilian Real	895,000	U.S. Dollar	394,447	4/02/14	256

30	Nuveen Investments

Investments in Derivatives as of March 31, 2014 (continued)

Forward Foreign Currency Exchange Contracts outstanding (continued):

Counterparty	Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars) (5)
Nomura Securities	U.S. Dollar	395,493	Brazilian Real	895,000	4/02/14	$(1,302)
Nomura Securities	U.S. Dollar	391,342	Brazilian Real	895,000	5/05/14	(491)
						$134,992

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Termination Date	Unrealized Appreciation (Depreciation) (5)
JPMorgan	$200,000	Receive	3-Month USD-LIBOR-BBA	2.078%	Semi-Annually	2/19/23	$9,690
Morgan Stanley	1,000,000	Receive	3-Month USD-LIBOR-BBA	2.095	Semi-Annually	3/19/23	49,633
	$1,200,000						$59,323

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Unrealized Appreciation (Depreciation)
90-Day Eurodollar	Short	(10)	12/15	$(2,471,125)	$3,971
90-Day Eurodollar	Short	(18)	6/16	(4,421,025)	9,018
Euro-Bund	Long	5	6/14	987,642	6,946
U.S. Treasury 5-Year Note	Short	(18)	6/14	(2,141,156)	12,582
U.S. Treasury 10-Year Note	Short	(2)	6/14	(247,000)	558
U.S. Treasury Long Bond	Short	(3)	6/14	(399,656)	(2,687)
U.S. Treasury Ultra Bond	Short	(4)	6/14	(577,875)	(7,428)
				$(9,270,195)	$22,960
*	The aggregate Notional Amount at Value of long and short positions is $987,642 and $(10,257,837), respectively.

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Convertible Preferred Securities	$85,816	$—	$—	$85,816
$25 Par (or similar) Retail Preferred	306,502	—	—	306,502
Corporate Bonds	—	9,334,510	—	9,334,510

Nuveen Investments	31

Nuveen Global Total Return Bond Fund (continued)

Portfolio of Investments March 31, 2014 (Unaudited)

	Level 1	Level 2	Level 3	Total
Convertible Bonds	$—	$184,131	$—	$184,131
$1,000 Par (or similar) Institutional Preferred	—	726,909	—	726,909
Asset-Backed and Mortgage-Backed Securities	—	1,280,915	—	1,280,915
Sovereign Debt	—	7,468,263	—	7,468,263
Short-Term Investments:
Repurchase Agreements	—	1,119,206	—	1,119,206
Investments in Derivatives:
Forward Foreign Currency Exchange Contracts*	—	134,992	—	134,992
Interest Rate Swaps*	—	59,323	—	59,323
Futures Contracts*	22,960	—	—	22,960
Total	$415,278	$20,308,249	$—	$20,723,527
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2014, the cost of investments (excluding investments in derivatives) was $20,627,060.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2014, were as follows:

Gross unrealized:
Appreciation	$626,887
Depreciation	(747,695)
Net unrealized appreciation (depreciation) of investments	$(120,808)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(4)	Perpetual security. Maturity date is not applicable.

(5)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of certain derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

TBA	To be announced. Maturity date not known prior to settlement of this transaction.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis

BRL	Brazilian Real

CAD	Canadian Dollar

EUR	Euro

GBP	Pound Sterling

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krone

PLN	Polish Zloty

SEK	Swedish Krona

TRY	Turkish Lira

ZAR	South African Rand

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

USD-LIBOR-BBA	United States Dollar-London Inter-Bank Offered Rate British Bankers’ Association.

32	Nuveen Investments

Nuveen NWQ Global Equity Income Fund

Portfolio of Investments March 31, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.7%

	COMMON STOCKS – 97.3%

	Automobiles – 4.4%

250	Daimler AG, (7)	$23,650

1,400	Ford Motor Company	21,840

800	General Motors Company	27,536
	Total Automobiles	73,026

	Banks – 6.8%

700	Citigroup Inc.	33,320

700	JPMorgan Chase & Co.	42,497

750	Wells Fargo & Company	37,305
	Total Banks	113,122

	Capital Markets – 4.6%

1,000	Ares Capital Corporation	17,620

800	Bank of New York Company, Inc.	28,232

300	Deutsche Bank AG, (7)	13,446

1,200	Medley Capital Corporation	16,332
	Total Capital Markets	75,630

	Chemicals – 1.2%

200	Agrium Inc.	19,490

	Communications Equipment – 3.1%

700	Cisco Systems, Inc.	15,687

2,700	LM Ericsson Telefonaktiebolaget, Sponsored ADR, (7)	36,011
	Total Communications Equipment	51,698

	Consumer Finance – 1.6%

350	Capital One Financial Corporation	27,006

	Containers & Packaging – 1.1%

350	Avery Dennison Corporation	17,735

	Diversified Financial Services – 4.5%

620	Deutsche Boerse Group, (7)	49,360

1,800	ING Groep N.V., Ordinary Shares, (2), (7)	25,599
	Total Diversified Financial Services	74,959

	Diversified Telecommunication Services – 4.3%

200	CenturyLink Inc., (3)	6,568

900	Nippon Telegraph and Telephone Corporation, ADR, (7)	48,907

1,800	TDC A/S	16,640
	Total Diversified Telecommunication Services	72,115

Nuveen Investments	33

Nuveen NWQ Global Equity Income Fund (continued)

Portfolio of Investments March 31, 2014 (Unaudited)

Shares	Description (1)	Value

	Food & Staples Retailing – 5.9%

700	Carrefour SA, (7)	$27,079

500	CVS Caremark Corporation	37,430

800	Metro AG, (7)	32,633
	Total Food & Staples Retailing	97,142

	Food Products – 0.9%

1,800	Orkla ASA, (7)	15,345

	Hotels, Restaurants & Leisure – 1.3%

650	Norwegian Cruise Line Holdings Limited, (2)	20,976

	Industrial Conglomerates – 3.9%

650	General Electric Company	16,829

900	Koninklijke Philips Electronics NV, (7)	31,661

125	Siemens AG, Sponsored ADR, (7)	16,858
	Total Industrial Conglomerates	65,348

	Insurance – 9.3%

1,000	American International Group	50,010

850	Hartford Financial Services Group, Inc.	29,980

575	Swiss Re AG, (7)	53,368

600	Unum Group	21,186
	Total Insurance	154,544

	Media – 11.0%

2,500	Interpublic Group Companies, Inc.	42,850

550	MDC Partners, Inc.	12,551

775	National CineMedia, Inc. (3)	11,625

350	ProSiebenSat.1 Media AG, (7)	16,054

150	RTL Group SA, (7)	17,188

750	Time Warner Inc.	48,998

400	Viacom Inc., Class B	33,996
	Total Media	183,262

	Metals & Mining – 1.2%

400	AngloGold Ashanti Limited, Sponsored ADR, (2)	6,832

1,400	AuRico Gold Inc., (3)	6,090

400	Barrick Gold Corporation	7,132
	Total Metals & Mining	20,054

	Oil, Gas & Consumable Fuels – 5.1%

250	Phillips 66	19,265

700	Royal Dutch Shell PLC, Class A, ADR, (7)	25,576

500	Suncor Energy, Inc.	17,480

350	Total S.A., Sponsored ADR, (7)	23,039
	Total Oil, Gas & Consumable Fuels	85,360

34	Nuveen Investments

Shares	Description (1)			Value

	Pharmaceuticals – 15.0%

500	AstraZeneca PLC, (7)			$32,413

1,500	GlaxoSmithKline PLC, Sponsored ADR, (7)			39,998

1,900	Pfizer Inc.			61,026

50	Roche Holdings AG, Sponsored ADR, (7)			15,038

400	Sanofi-Synthelabo, SA, (7)			41,800

700	Teva Pharmaceutical Industries Limited, Sponsored ADR, (7)			36,890

400	Teva Pharmaceutical Industries Limited, Sponsored ADR			21,136
	Total Pharmaceuticals			248,301

	Real Estate Investment Trust – 2.4%

1,050	PennyMac Mortgage Investment Trust			25,095

700	Redwood Trust Inc.			14,196
	Total Real Estate Investment Trust			39,291

	Semiconductors & Equipment – 3.8%

500	Analog Devices, Inc.			26,570

750	Microchip Technology Incorporated			35,820
	Total Semiconductors & Equipment			62,390

	Software – 4.8%

800	CA Technologies Inc.			24,776

900	Microsoft Corporation			36,891

450	Oracle Corporation			18,410
	Total Software			80,077

	Tobacco – 0.7%

150	Philip Morris International			12,281

	Wireless Telecommunication Services – 0.4%

1,636	Vodafone Group PLC, (7)			6,016
	Total Common Stocks (cost $1,298,823)			1,615,168

Shares	Description (1)	Coupon	Ratings (4)	Value

	CONVERTIBLE PREFERRED SECURITIES – 0.8%

	Diversified Telecommunication Services – 0.8%

250	IntelSat SA	5.750%	N/R	$13,413
	Total Convertible Preferred Securities (cost $14,438)			13,413

Shares	Description (1)	Coupon	Ratings (4)	Value

	$25 PAR (OR SIMILAR) RETAIL STRUCTURES – 0.9%

	Banks – 0.9%

625	Texas Capital Bancshares	6.500%	BB+	$14,750
	Total $25 Par (or similar) Preferred Securities (cost $13,589)			14,750

Nuveen Investments	35

Nuveen NWQ Global Equity Income Fund (continued)

Portfolio of Investments March 31, 2014 (Unaudited)

Shares	Description (1)	Coupon	Ratings (4)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL STRUCTURES – 0.7%

	Diversified Financial Services – 0.7%

12,000	JPMorgan Chase & Company	6.000%	BBB	$11,820
	Total $1,000 Par (or similar) Institutional Structures (cost $12,000)			11,820
	Total Long-Term Investments (cost $1,338,850)			1,655,151
	Other Assets Less Liabilities – 0.3% (5)			4,167
	Net Assets – 100%			$1,659,318

Investments in Derivatives as of March 31, 2014

Options Written outstanding:

Contracts	Type	Notional Amount (6)	Expiration Date	Strike Price	Value (5)

(14)	Aurico Gold Inc	$(7,000)	6/21/14	$5	$(245)

(2)	CenturyLink Inc.	(6,200)	4/19/14	31	(395)

(6)	National CineMedia, Inc.	(10,200)	6/21/14	17	(90)
(22)	Total Options (premiums received $1,087)	$(23,400)			$(730)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$987,239	$627,929	$—	$1,615,168
Convertible Preferred Securities	13,413	—	—	13,413
$25 Par (or similar) Retail Structures	14,750	—	—	14,750
$1,000 Par (or similar) Institutional Structures	—	11,820	—	11,820
Derivatives:
Options Written	(730)	—	—	(730)
Total	$1,014,672	$639,749	$—	$1,654,421

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are

36	Nuveen Investments

permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2014, the cost of investments (excluding investments in derivatives) was $1,340,167.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2014, were as follows:

Gross unrealized:
Appreciation	$344,496
Depreciation	(29,512)
Net unrealized appreciation (depreciation) of investments	$314,984

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or portion of investment, has been pledged as collateral for options written during and/or as of the end of the reporting period.

(4)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	Other Assets Less Liabilities includes the Value of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

(6)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

(7)	For fair value measurement disclosure purposes, Common Stock classified as Level 2. See Notes to Financial Statements, Note 2 – Investment Valuation and Fair Value Measurements for more information.

ADR	American Depositary Receipt.

Nuveen Investments	37

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 30, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2014